FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details) - Available-for-sale securities.	6 Months Ended
Jun. 30, 2016
Tujia
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	30.00%
Time to liquidation	4 years
Risk-free rate (as a percent)	2.21%
Expected volatility (as a percent)	42.80%
Dividend yield (as a percent)	0.00%
Tujia | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Tujia | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Tujia | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	80.00%
eLong
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	15.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	19.00%
Time to liquidation	5 years
Risk-free rate (as a percent)	1.46%
Expected volatility (as a percent)	50.00%
eLong | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
eLong | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
eLong | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
LY.com
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	35.00%
Time to liquidation	4 years
Risk-free rate (as a percent)	2.21%
Expected volatility (as a percent)	50.40%
Dividend yield (as a percent)	0.00%
LY.com | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	70.00%
LY.com | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
Easy Go
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	28.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	20.00%
Time to liquidation	2 years
Risk-free rate (as a percent)	1.65%
Expected volatility (as a percent)	38.75%
Dividend yield (as a percent)	0.00%
Easy Go | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	55.00%
Easy Go | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Easy Go | Conversion scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	5.00%
Others
Significant unobservable inputs used in the valuation
Terminal growth rate (as a percent)	3.00%
Dividend yield (as a percent)	0.00%
Others | Minimum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
LoMD (as a percent)	9.00%
Time to liquidation	6 months 29 days
Risk-free rate (as a percent)	1.45%
Expected volatility (as a percent)	33.07%
Others | Maximum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	25.00%
LoMD (as a percent)	30.00%
Time to liquidation	3 years 3 months 15 days
Risk-free rate (as a percent)	2.60%
Expected volatility (as a percent)	62.72%
Others | Liquidation scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
Others | Liquidation scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Others | Redemption scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
Others | Redemption scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Others | Conversion scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	0.00%
Others | Conversion scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	20.00%